Contractual Maturities of Finance Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Investments Classified by Contractual Maturity Date [Line Items]
2015	¥ 1,992,551
2016	1,425,249
2017	1,020,626
2018	685,494
2019	356,586
After five years	118,566
Finance receivables, noncurrent	3,606,521
Total finance receivables	¥ 5,599,072	¥ 4,746,097